MINERAL INTERESTS - General (Details)	Dec. 31, 2025 claim lease
Treasure Mountain Property
MINERAL INTERESTS
Percentage of interest held	100.00%
Number of mineral claims | claim	30
Number of mineral leases | lease	1
Percentage of net smelter royalty	2.00%
New Craigmont Property
MINERAL INTERESTS
Percentage of interest held	100.00%
Number of mineral claims | claim	22
Number of mineral leases | lease	10
Percentage of net smelter royalty	2.00%